Document And Entity Information	0 Months Ended
Nov. 25, 2013
Document And Entity Information Element
Document Type	497
Document Period End Date	Apr. 30, 2013
Registrant Name	VOYAGEUR MUTUAL FUNDS III
Central Index Key	0000763749
Amendment Flag	false
Document Creation Date	Nov. 25, 2013
Document Effective Date	Nov. 25, 2013
Prospectus Date	Aug. 28, 2013